Commitments and Contingencies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) claim	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) claim	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 20, 2020 claim	Nov. 09, 2015 claim
Loss Contingencies [Line Items]
Default loan	$ 0		$ 0		$ 0	$ 0
Relief and damages sought value			$ 60,000,000		60,000,000
Loss contingency, pending claims, number | claim	14		14						14
Litigation costs	$ 900,000	$ 400,000	$ 900,000	$ 1,100,000	1,400,000	4,000,000.0	$ 3,100,000
Potential future awards					22,400,000
Pending Summary Judgement
Loss Contingencies [Line Items]
Loss contingency, pending claims, number | claim								14
Pending Dismissal
Loss Contingencies [Line Items]
Loss contingency, pending claims, number | claim								8
Pending Litigation after Pending Dismissal
Loss Contingencies [Line Items]
Loss contingency, pending claims, number | claim								4
Guarantee of Indebtedness of Others
Loss Contingencies [Line Items]
Estimate of possible loss					5,700,000	8,100,000
Indemnification Guarantee
Loss Contingencies [Line Items]
Estimate of possible loss	0		0		0	$ 0
Partners | Guarantee of Indebtedness of Others
Loss Contingencies [Line Items]
Estimate of possible loss	$ 3,500,000		$ 3,500,000		$ 5,600,000